Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Basis of preparation
(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
(b)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Company believes that accounting estimation of valuation of convertible preferred shares, preferred shares forward contract liability, pre-delivery shares and deferred tax assets, write-down for inventories and prepayments, provision for reserve for inventory purchase commitments, valuation and recognition of share-based compensation, and impairment of property, equipment and software reflect significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

The Company assesses the estimated useful lives of its long-lived assets on an ongoing basis. In the first quarter of 2026, the Company revised the useful life of mining equipment, which are included in “Property, equipment and software”, from 1.5 years to 2 years, based on the historical and current use of the mining equipment as well as industry trends and practices. This change in estimated useful life will be accounted for as a change in accounting estimate, prospectively beginning in fiscal year 2026. Based on the carrying amounts of relevant mining equipment as of December 31, 2025, the Company expected the effect of this change in estimate to be a reduction in depreciation expense of approximately US$5,788 for the year ending December 31, 2026.

Consolidation
(c)	Consolidation

The Company’s consolidated financial statements include the financial statements of Canaan Inc. and its subsidiaries. All transactions and balances among Canaan Inc. and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which Canaan Inc. directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the Board of Directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Foreign currency
(d)	Foreign currency

The Company’s reporting currency is United States Dollars (“US$”).The functional currency of Canaan Inc. and its subsidiaries incorporated outside of the PRC is US$, while the functional currency of the PRC entities of the Company is RMB as determined based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity by using the exchange rates prevailing at the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured by using the exchange rate at the balance sheet date. The resulting exchange differences are reported in foreign exchange gains (losses) of the consolidated statements of comprehensive loss on a net basis.

The financial statements of the Company are translated from the functional currency to the reporting currency, US$. Assets and liabilities of PRC entities are translated into US$ using the applicable exchange rates at the balance sheet date, income and expense items are translated at average exchange rates prevailing during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statement.

Fair value measurements
(e)	Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, for the assets or liabilities either directly or indirectly.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company’s financial instruments consist principally of cash, accounts receivable, cryptocurrency deposits and other receivables included in prepayments and other current assets, cryptocurrency receivable, cryptocurrency, non-current financial investments, accounts payable, cryptocurrency deposits and other payables included in accrued liabilities and other current liabilities, convertible preferred shares and long-term loans.

As of December 31, 2024 and 2025, the carrying values of cash, accounts receivable, other receivables, accounts payable and other payables approximated to their fair values reported in the consolidated balance sheets due to the short term nature of these instruments.

The Company’s non-financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

				Fair value at
				December
As of December 31, 2024	Level 1	Level 2	Level 3	31, 2024
Prepayments and other current assets (Note 13)	—	253	—	253
Cryptocurrency receivable (Note 13)	—	69,582	—	69,582
Cryptocurrency (Note 7)	61,821	—	—	61,821

Accounts payable (Note 13)	—	(2,595)	—	(2,595)
Accrued liabilities and other current liabilities (Note 13)	—	(7,563)	—	(7,563)
Convertible preferred shares (Note 15)	—	—	(68,113)	(68,113)
Long-term loans (Note 13)	—	(13,999)	—	(13,999)

				Fair value at
				December
As of December 31, 2025	Level 1	Level 2	Level 3	31, 2025
Prepayments and other current assets (Note 13)	—	181	—	181
Cryptocurrency receivable (Note 13)	—	87,832	—	87,832
Cryptocurrency (Note 7)	83,339	—	—	83,339

Accounts payable (Note 13)	—	(2,927)	—	(2,927)
Accrued liabilities and other current liabilities (Note 13)	—	(5,566)	—	(5,566)
Long-term loans (Note 13)	—	(49,711)	—	(49,711)

Cash
(f)	Cash

Cash represents bank deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use.

	As of December 31,
	2024	2025
US dollar denominated bank deposits with financial institutions in the U.S.	21,932	17,743
Financial institutions in the PRC
RMB denominated bank deposits	13,946	3,689
US dollar denominated bank deposits	2,144	3,186
Others denominated bank deposits	55	77
Subtotal	16,145	6,952
Financial institutions in Singapore
US dollar denominated bank deposits	51,027	52,624
Singapore dollar (SGD) denominated bank deposits	2,970	1,207
RMB denominated bank deposits	6	7
Subtotal	54,003	53,838
Bank deposits with other overseas financial institutions	4,408	2,245
Total	96,488	80,778

The bank deposits with financial institutions in the mainland of the PRC, Hong Kong, United States, Singapore, Malaysia and Kahzakhstan are insured by the government authorities up to RMB500, HKD500, US$250, SGD100, Malaysian Ringgit (MYR) 250 and Kahzakhstan Tenge (KZT) 15,000 per bank, respectively. The bank deposits are insured by the government authorities with amounts up to US$3,218 and US$2,831 as of December 31, 2024 and 2025, respectively. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC mainland, United States and Singapore with acceptable credit rating.

Accounts receivable
(g)	Accounts receivable

Accounts receivable are presented net of allowance for credit loss. The allowance for credit loss is based upon the amount of losses expected to be incurred in the collection of these accounts. The estimated losses are calculated using the loss rate method based upon a review of outstanding receivables, including specific accounts, related aging, and on historical collection experience. These allowances reflect management’s estimate of the amounts of receivables that the Company will be unable to collect based on historical write-off experience and, as applicable, current conditions and reasonable and supportable forecasts that affect collectability. Such estimate could require a change based on changing circumstances, including changes in the economy or in the circumstances of individual customers. The Company takes a write-off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted. Provision for credit losses, net of recoveries for the period are included in general and administrative expenses in the accompanying consolidation statements of comprehensive loss.

Inventories
(h)	Inventories

Inventories, consisting of finished goods, work in process and raw materials, which are purchased from contractual manufacturers and component suppliers. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased.

The Company considers all data available, including future demand and subsequent changes in product prices that may provide additional information about the valuation of inventories at the balance sheet date.

Cryptocurrency
(i)	Cryptocurrency

Cryptocurrency is comprised of cryptocurrencies earned as noncash consideration in exchange for providing hash computation services to a mining pool as well as in exchange for the sale of mining equipment which are accounted for in connection with the Company’s revenue recognition policy disclosed in Note 2(q). Cryptocurrency is classified in non-current assets in the consolidated balance sheets, because at the time of assessment, there is no foreseeable limit to the period over which such assets are expected to generate cash flows. The Company sells its digital currency on a first-in-first-out basis.

On December 13, 2023, the FASB issued ASU No. 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). ASU 2023-08 requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Effective January 1, 2024, the Company adopted ASU 2023-08, resulting in US$18,893 increase to cryptocurrency and US$18,893 decrease to accumulated deficit on the Consolidated Balance Sheets as of the beginning of the fiscal year ended December 31, 2024.

As a result of adopting ASU 2023-08, the Company measures cryptocurrency at fair value as of each reporting period in accordance with ASC 820, Fair Value Measurement (“ASC 820”), based on quoted prices on the active trading platform that the Company normally transacts and has determined is its principal market for Bitcoin (Level 1 inputs), based on all information that is reasonably available. Since bitcoin is traded on a 24-hour period, the Company utilizes the price at the start of day Coordinated Universal Time (00:00:00 UTC), which aligns with the Company’s revenue recognition policy. Gains and losses from the remeasurement of cryptocurrency are included within change in fair value of cryptocurrency in the consolidated statements of comprehensive loss. Gains and losses from the disposition of cryptocurrency are measured as the difference between the sale proceeds and the cost basis of cryptocurrency which is determined on a first-in-first-out basis, and are also included within change in fair value of cryptocurrency in the consolidated statements of comprehensive loss. The Company recorded change in fair value of cryptocurrency of US$42,427 and US$11,428 for the years ended December 31, 2024 and 2025, respectively.

Before adopting ASU 2023-08, the Company accounted for cryptocurrency as intangible asset with indefinite useful lives. Under this model, cryptocurrency was not amortized but assessed for impairment annually, or more frequently if events or changes in circumstances indicate it was more likely than not that the asset is impaired. Impairment exists when the carrying amount exceeds its fair value. In testing for impairment, the Company had the option to first perform a qualitative assessment to determine whether it was more likely than not that an impairment exists. If it was determined that it was not more likely than not that an impairment exists, a quantitative impairment test was not necessary. If the Company concluded otherwise, it was required to perform a quantitative impairment test. The Company had elected to bypass the optional qualitative impairment assessment and to track its cryptocurrency activity daily for impairment assessment purposes. The Company performed an analysis each day to identify whether events or changes in circumstances, principally decreases in the quoted price of cryptocurrency on the active trading platform, indicated that it was more likely than not that its cryptocurrencies are impaired. For impairment testing purposes, the lowest intraday trading price of cryptocurrency was identified at the single cryptocurrency level. The excess, if any, of the carrying amount of cryptocurrency and the lowest daily trading price of cryptocurrency represented a recognized impairment loss. To the extent an impairment loss was recognized, the loss established the new cost basis of the asset. Subsequent reversal of previously recorded impairment losses was prohibited. During the year ended December 31, 2023, the Company recorded impairment on cryptocurrency of US$4,706.

The Company accounts for cryptocurrency received as customer deposits and liability to be settled in cryptocurrency at fair value of the underlying cryptocurrency with changes recorded in change in fair value of financial derivatives. As of December 31, 2024 and 2025, cryptocurrency received as customer deposits of US$7,563 and US$5,566 are recorded in accrued liabilities and other current liabilities, respectively. As of December 31, 2024 and 2025, liabilities to be settled for electricity and hosting services in cryptocurrency of US$2,595 and US$2,927 are recorded in accounts payable, respectively.

Cryptocurrency awarded to the Company through its mining activities as well as in exchange for the sale of mining equipment are included as an adjustment to reconcile net loss to cash used in operating activities on the consolidated statements of cash flows. Proceeds from sale of cryptocurrency are included within cash flows from investing activities on the consolidated statements of cash flows. Any realized gains or losses from such sales are recorded in change in fair value of cryptocurrency on the consolidated statements of comprehensive loss. Prior to the adoption of ASU 2023-08, any realized gains or losses from such sales were included in general and administrative expenses on the consolidated statements of comprehensive loss.

Cryptocurrency receivable
(j)	Cryptocurrency receivable

The Company enters into borrowing arrangements that require the Company to pledge collateral in the form of cryptocurrency. If the lender obtains control or has the right to sell, pledge, or rehypothecate the Company’s collateral, the Company derecognizes the pledged bitcoins, and recognizes a receivable from the lender when pledge was made. If the lender does not obtain control or have the right to sell, pledge, or rehypothecate the collateral, the pledged bitcoins does not meet the derecognition criteria and is recorded in cryptocurrency, restricted.

The Company also enters into fixed term product agreement with a crypto assets exchange institution and transferred cryptocurrency as fixed term investment product with a fixed annual rate of returns. If the institution obtains control or has the right to sell, pledge, or rehypothecate the transferred cryptocurrency, the Company derecognizes the bitcoins, and recognizes a receivable from the institution. If the institution does not obtain control or have the right to sell, pledge, or rehypothecate the transferred cryptocurrency, the pledged bitcoins does not meet the derecognition criteria and is recorded in cryptocurrency, restricted.

Cryptocurrency receivable which will be released within one year is included in the current assets and which will be released over one year is included in the non-current assets. Cryptocurrency receivable is initially and subsequently measured at the fair value. Changes in fair value are recorded in change in fair value of financial derivatives.

Property, equipment and software
(k)	Property, equipment and software

Property, equipment and software are stated at historical cost less accumulated depreciation, amortization and impairment loss, if any. Depreciation and amortization is calculated using the straight-line method over the shorter of their estimated useful lives of these assets or the term of the related leases. The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Mining equipment	1.5 years
Motor vehicles	5 years
Software	3 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss. For the years ended December 31, 2023, 2024 and 2025, the Company recognized nil, a gain of US$7,215 and US$1,576 from the disposal of the self-used mining equipment, respectively.

Construction in progress represents assets under construction. Construction in progress is transferred to property, equipment and software and depreciation or amortization commences when an asset is ready for its intended use.

Non-current financial investment
(l)	Non-current financial investment

The Company’s non-current financial investment include an equity investment without readily determinable fair value, and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock, and is measured and recorded using a measurement alternative that measures the non-current financial investment at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying values of the Company’s non-current financial investment without readily determinable fair values were US$2,782 and US$2,845 as of December 31, 2024 and 2025. No impairment loss was recognized for the three years ended December 31, 2025.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

For other long-lived assets including property, equipment and software, the Company evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from the use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. Key assumptions used to estimate the undiscounted cash flows include the forecast of the Bitcoin prices. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company determined that the carrying value of its mining equipment was not recoverable. As of each relevant measurement date, the fair value of mining equipment is primarily represented by the price market participant would pay to acquire the mining equipment according to the comparable market information that could be reasonably obtained for the same or similar assets, which reflects the highest and best use of mining equipment. During the years ended December 31, 2023, 2024 and 2025, the Company recognized impairment charge of US$21,126, US$11,303 and US$10,167, respectively, which was mainly due to the declined Bitcoin price and increased Bitcoin mining difficulty.

Contract liabilities
(n)	Contract liabilities

Cash proceeds received from customers before product delivery is recognized as contract liabilities and is recognized as revenues when revenue recognition criteria are met.

The balance of prepayments received from customers as of December 31, 2024 and 2025 was US$24,248 and US$9,317, respectively. The revenue recognized during the years ended December 31, 2023, 2024 and 2025 from the beginning balance of contract liabilities was US$380, US$17,510 and US$22,595, respectively.

Long-term loans
(o)	Long-term loans

Long-term loans are carried at amortized cost. Transaction costs are recorded as direct deductions from the related loan liabilities and amortized to interest expense using the effective interest method over the terms of the long-term loans. Interest expense on debt includes long-term loan interest expense, as well as amortization of debt issuance costs. Long-term loans which will be mature within one year is classified as current portion of long-term loans.

Cryptocurrency borrowings are accounted for as hybrid instruments, with a dollar-denominated debt host contract that contains an embedded derivative. The initial fair value of the embedded derivative is zero and subsequently measured at the fair value, with changes in fair value recognized in change in fair value of financial derivatives.

Derivatives
(p)	Derivatives

The Company may enter into arrangements that result in obtaining the right to receive or obligation to deliver a fixed amount of cryptocurrency in the future. Such arrangements are accounted as hybrid instruments, consisting of a receivable or debt host contract that is initially measured at fair value of the underlying cryptocurrency and is subsequently carried at amortized cost, and an embedded forward feature based on the changes in the fair value of the underlying cryptocurrency. The embedded forward feature is bifurcated from the host contract, and is subsequently measured at fair value. The Company presents the embedded derivative instrument together with the host contract.

Revenue from contracts with customers (ASC 606)
(q)	Revenue from contracts with customers (ASC 606)

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.

Products revenue

The Company generates revenue primarily from the sale of mining equipment directly to a customer, such as a business or individual engaged in Bitcoin mining activities. As the Bitcoin price fluctuates, the Company may adjust the selling price of mining equipment on an as - needed basis, as customers are only willing to pay for machines based on their ability to recover their investment through mining Bitcoin over a relatively short period of time. The Company’s sales arrangements usually require a full prepayment before the delivery of products. The Company implemented an installment policy for certain significant, good-standing customers from 2023. The payment terms under installment policy generally consist of the installments over a period of 90 to 180 days.

The Company recognizes products revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been picked up by, shipped to or delivered to the customers.

The Company offers a standard product warranty of 360 days that the product will operate under normal use. At the time revenue is recognized, an estimate of future warranty costs is recorded as a component of cost of revenues. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. The amount of total warranty costs incurred was US$3,596, US$2,598 and US$6,889 for the years ended December 31, 2023, 2024 and 2025, respectively.

Mining revenue

The Company entered into a Bitcoin mining pool by executing a contract, as amended from time to time, with a mining pool operator to perform hash calculations in exchange for consideration. Providing hash computation services to a mining pool is an output of the Company’s ordinary activities. The provision of such hash computation services is the sole performance obligation. The mining pool arrangement is terminable at any time without substantial penalty by the mining pool and may be terminated without substantial penalty by the Company upon providing one contract day’s prior written notice. The Company’s enforceable right to compensation only begins when and continues while the Company provides hash computation services to its customer, the mining pool operator. Accordingly, the contract term with the mining pool is deemed to be less than 24 hours and to continuously renew throughout the day. Additionally, the Company concluded that the mining pool operator’s renewal right is not a material right because the renewal rights do not include any discounts; that is, the terms, conditions, and compensation amounts are at the then-current market rates.

The Company is entitled to non-cash compensation based on the pool operator’s payout model. The payout methodologies differ depending on the type of third-party operated mining pool. Full-Pay-Per-Share (“FPPS”) pools pay block rewards and transaction fees, less mining pool fees and Pay-Per-Share (“PPS”) pools pay block rewards less mining pool fees but no transaction fees. For FPPS and PPS pools, the Company is entitled to non-cash consideration even if a block is not successfully validated by the mining pool operators.

The Company earns Bitcoin from mining operation, which is considered noncash and all variable. The fair value of the Bitcoin award earned would generally be determined using the quoted price of Bitcoin in the Company’s principal market at the time of contract inception. The Company has adopted an accounting policy to aggregate individual contracts with individual terms less than 24 hours within each intraday period and apply a consistent valuation point, the start of day Coordinated Universal Time (00:00:00 UTC), to value the related noncash consideration. Revenue is recognized when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, which is the same day that control of the contracted service transfers to the mining pool and is the same day as the contract inception. After every 24-hour contract term, the mining pool transfers the Bitcoin consideration to the Company’s designated Bitcoin currency wallets.

Consideration payable to the customer in the form of mining pool fees, which is incurred only to the extent that the Company has generated consideration, is deducted from the Bitcoin the Company receives and is recorded as contra - revenue, as it does not represent a payment for a distinct good or service.

Other revenues

The Company also generates a small portion of revenue from the leases of mining equipment and maintenance or development services under separate contracts. Revenue is recognized over the period when the related services were rendered to the customers.

Value-added-tax ("VAT") recoverable and surcharges
(r)	Value-added-tax (“VAT”) recoverable and surcharges

Value added tax recoverable represents amounts paid by the Company for purchases. The surcharges (i.e., Urban construction and maintenance tax, educational surtax, local educational surtax), vary from 6% to 12% of the value-added-tax paid depending on the taxpayer’s location.

Cost of revenues
(s)	Cost of revenues

Amounts recorded as cost of revenues relate to direct costs incurred to generate revenue. Such costs are recorded as incurred. Cost of revenues consists of product costs, mining costs and other costs. Product costs include costs of raw material, contractual manufacturers for production, labor costs, shipping and handling costs, manufacturing and depreciation, warehousing costs, inventories write-downs, prepayments write-downs, provision for reserve for inventory purchase commitments and tax surcharges. Mining costs include direct production costs of mining operations, including electricity and hosting, as well as depreciation of deployed mining machines. Other costs include labor costs and other service costs.

Research and development expenses
(t)	Research and development expenses

Research and development expenses consist primarily of salary and welfare for research and development personnel, consulting and contractor expenses, testing and tooling materials and other expenses associated with research and development personnel. The Company recognizes research and development expenses as expense when incurred.

Sales and marketing expenses
(u)	Sales and marketing expenses

Sales and marketing expenses consist primarily of salary and welfare for sales and marketing personnel, promotion and marketing expenses and other expenses in association with sales and marketing personnel.

Advertising expense is expensed as incurred and included in sales and marketing expenses. The advertising expenses were US$1,643, US$535 and US$780 for the years ended December 31, 2023, 2024 and 2025, respectively.

General and administrative expenses
(v)	General and administrative expenses

General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, rental expenses and depreciation in association with general and administrative personnel, allowance for doubtful receivables, entertainment expense, general office expense and professional service fees.

Government grants
(w)	Government grants

Government grants generally consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The eligibility to receive such benefits and amount of financial subsidy to be granted are determined at the discretion of the relevant government authorities.

Government grants are recognized when there are reasonable assurances that the Company will comply with the conditions attach to them and the grants are received. Government grants for the purpose of giving immediate financial support to the Company with no future related costs or obligation are recognized in the Company’s consolidated statements of comprehensive loss when the grants are received. Government grants with conditions attached to them are recognized as liabilities when received, and will be released to the consolidated statements of comprehensive loss when the Company is not subject to further obligation or future refunds. The Company received government grants that required the Company to operate in a particular area for a certain period.

US$3,559, US$2,038 and US$603 were recognized in other income, net for the years ended December 31, 2023, 2024, and 2025, respectively. US$9,055 and US$9,261 were recognized in deferred government grant of other non-current liabilities as of December 31, 2024 and 2025, respectively (Note 11).

Lease arrangement as lessee
(x)	Lease arrangement as lessee

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, current, and operating lease liabilities, non-current in the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company has elected not to recognize operating lease right-of-use assets or operating lease liabilities for leases with an initial term of 12 months or less and the Company recognizes lease expense for these leases on a straight-line basis over the lease terms.

Employee social security and welfare benefits
(y)	Employee social security and welfare benefits

The Company’s subsidiaries participate in government mandated, multiemployer, defined contribution plans, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees in PRC, Singapore, United States and other operation locations. The Company has no further commitments beyond its monthly contribution based on plan-specific criteria.

Most employees of the Company are in the PRC and they are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Employee social security and welfare benefits included as expenses in the consolidated statements of comprehensive loss amounted to US$9,561, US$8,151 and US$9,075 for the years ended December 31, 2023, 2024 and 2025, respectively.

Income taxes
(z)	Income taxes

The Company accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all deferred income tax asset will not be realized in the foreseeable future.

The Company evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company recognizes in the financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. As of December 31, 2025, the tax years ended December 31, 2021 through 2025 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Company’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense. For the years ended December 31, 2024 and 2025, US$1,854 and US$924 of accrued interest was recorded related to the unrecognized tax benefits described in note 18.

Share-based compensation
(aa)	Share-based compensation

The Company grants restricted shares and share options to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at the grant date if no vesting conditions are required; or b) for share-based awards granted with only service conditions, on a straight-line basis, over the vesting period.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Company calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Company recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification. Cancellation of an award accompanied by the concurrent grant of a replacement award or other valuable consideration shall be accounted for as a modification of the terms of the cancelled award. Cancellation of an award without accompanied by the concurrent grant of a replacement award is treated as a settlement for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Company’s ordinary shares at the grant date of the award. Share-based compensation in relation to the share options is estimated using the Binomial Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these share options was determined by management with the assistance from an independent valuation firm.

Statutory reserves
(ab)	Statutory reserves

The Company’s subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Company is not required to make appropriation to other reserve funds and the Company does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as offsetting the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Company has not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to Canaan Inc. in terms of cash dividends, loans or advances.

The Company has made nil appropriations to statutory reserve for the three years ended December 31, 2025.

Repurchase of share
(ac)	Repurchase of share

The Company accounts for treasury stock using the cost method. Under the cost method, when the Company’s shares are acquired for purposes other than retirement, the costs of the acquired stock will be shown separately as a deduction from the total of capital stock.

Earnings (loss) per share
(ad)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method and the ordinary shares issuable upon the conversion of the convertible preferred shares using if converted method.

Comprehensive income (loss)
(ae)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in shareholders’ equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income (loss) is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive loss of the Company include the foreign currency translation adjustments.

Segment reporting
(af)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision makers in deciding how to allocate resources and assess performance. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. Significant segment expenses and other segment items are consistent with the financial information included in the consolidated statements of comprehensive loss. The Company does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Company has only one operating segment and one reportable segment.

Long-lived assets consist of property, equipment and operating lease right-of-use assets. As of December 31, 2025, the long-lived assets of US$28,644, US$6,849, US$5,476 US$865 and US$173 were located or belong to subsidiaries located in the United States, Ethiopia, Malaysia, Singapore and South America, respectively. The remaining long-lived assets were mainly located in PRC. The Company’s revenue segregated by geographic region is disclosed below.

The geographical region of revenue generated is based on the location where the customers based or the services were provided:

	For the Years Ended December 31,
Geographic region	2023	2024	2025
United States of America	28,101	70,986	220,605
Mainland China	115,526	68,165	169,422
Ethiopia	1,337	32,578	71,594
Hong Kong Special Administrative Region	—	—	20,173
Canada	259	6,548	18,117
Singapore	43	5,249	12,220
Malaysia	15,326	10,099	3,355
Ireland	1	2	2,824
Netherland	2	6,083	2,508
Georgia	—	2,094	2,096
The United Arab Emirates	343	41,450	1,981
Kazakhstan	24,571	7,747	1,639
Brazil	7	34	1,093
Other countries or regions	25,961	18,289	2,108
Total	211,477	269,324	529,735

Recently issued accounting pronouncements
(ag)	Recently issued accounting pronouncements
i.	New and amended standards adopted by the Company:

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by jurisdictions when quantitative thresholds are met. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. The Company adopted ASU 2023-09 for the year beginning on January 1, 2025, prospectively. See Note 18 for further information.

ii.	New and amended standards not yet adopted by the Company:

In December 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires, in the notes to the financial statements, disclosures of disaggregation of certain costs and expenses specified in the updated guidance. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this update provide a practical expedient permitting an entity to assume that conditions at the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current classified accounts receivable and contract assets. This update is effective for annual periods beginning after December 15, 2025, including interim periods within those annual reporting years. If the practical expedient is elected, the amendments should be applied prospectively. Early adoption is permitted. The Company does not expect that the adoption of this standard will have a material impact on its financial statements.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The amendments in this update establish authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants. This update is effective for annual periods beginning after December 15, 2028, including interim periods within those annual reporting years, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and related disclosures.